Other information about investments (Details 6)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EGP (ج.م.)	Dec. 31, 2018 VEF ( )	Dec. 31, 2018 TND (د.ت)	Dec. 31, 2018 SGD ($)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000							€ 4,005,000,000
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Arezzo Gas SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 52,000,000	$ 394,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | Eni Fuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Fuel SpA
% Ownership		50.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | Arezzo Gas SpA [Member]
Disclosure of subsidiaries [line items]
Registered office		Arezzo
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		CePIM Centro Padano Interscambio Merci SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 58,944,310	6,642,928.32
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		55.22%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		44.78%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | CePIM Centro Padano Interscambio Merci SpA [Member]
Disclosure of subsidiaries [line items]
Registered office		Fontevivo (PR)
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Consorzio Operatori GPL di Napoli
Registered office		Gela (CL)
Country of operation		Italy
Share capital		€ 15,000,000	102,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Co.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | Eni Fuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Fuel SpA
% Ownership		25.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | Consorzio Operatori GPL di Napoli [Member]
Disclosure of subsidiaries [line items]
Registered office		Napoli
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Costiero Gas Livorno SpA
Registered office		Genova
Country of operation		Italy
Share capital		€ 12,400,000	26,000,000
% Equity ratio		65.00%
Consolidation or valutation method	[1]	J.O.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Eni Fuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Fuel SpA
% Ownership		65.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		35.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Costiero Gas Liv SpA [Member]
Disclosure of subsidiaries [line items]
Registered office		Livorno
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Disma SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 13,580,000.20	2,600,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Eni Fuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Fuel SpA
% Ownership		25.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Disma SpA [Member]
Disclosure of subsidiaries [line items]
Registered office		Segrate (MI)
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Livorno LNG Terminal SpA
Registered office		Livorno
Country of operation		Italy
Share capital | $			200,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Costiero Gas Liv SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Costiero Gas Liv. SpA
% Ownership		50.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Petroven Srl
Registered office		Genova
Country of operation		Italy
Share capital | $			156,000
% Equity ratio		68.00%
Consolidation or valutation method	[1]	J.O.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		32.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		68.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Porto Petroli di Genova SpA
Registered office		Genova
Country of operation		Italy
Share capital | $			2,068,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		59.50%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		40.50%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Raffineria di Milazzo ScpA
Registered office		Milazzo (ME)
Country of operation		Italy
Share capital | $			171,143,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Seram SpA
Registered office		Fiumicino (RM)
Country of operation		Italy
Share capital | $			852,000
Consolidation or valutation method	[1]	Co.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		25.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Sigea Sistema Integrato Genova Arquata SpA
Registered office		Genova
Country of operation		Italy
Share capital | $			3,326,900
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		65.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		35.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Societa Italiana Oleodotti di Gaeta SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital | $			3,085,000
% Equity ratio		70.00%
Consolidation or valutation method	[1]	J.O.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		30.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		70.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Termica Milazzo Srl
Registered office		Milazzo (ME)
Country of operation		Italy
Share capital | $			100,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member] | Raff Milazzo ScpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Raff. Milazzo ScpA
% Ownership		100.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	AET - Raffineriebeteiligungs gesellschaft mbH
Registered office		Schwedt (Germany)
Country of operation		Germany
Share capital		€ 27,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | Eni Deutsch GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
% Ownership		33.33%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Bayernoil Raffineriegesellschaft mbH
Registered office		Vohburg (Germany)
Country of operation		Germany
Share capital		€ 10,226,000
% Equity ratio		20.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Eni Deutsch GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
% Ownership		20.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	City Carburoil SA
Registered office		Rivera (Switzerland)
Country of operation		Switzerland
Share capital | SFr				SFr 6,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.09%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | Eni Suisse SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Suisse SA
% Ownership		49.91%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Egyptian International Gas Technology Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					ج.م. 100,000,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		60.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		40.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		ENEOS Italsing Pte Ltd
Registered office		Singapore (Singapore)
Country of operation		Singapore
Share capital | $								$ 12,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		77.50%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		22.50%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		FSH Flughafen Schwechat Hydranten- Gesellschaft OG
Registered office		Amsterdam (Netherlands)
Country of operation		Austria
Share capital		€ 20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		56.32%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Eni Market A GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Market.A.GmbH
% Ownership		14.56%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Eni Mineralolh GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mineralölh.GmbH
% Ownership		14.56%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Eni Austria GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Austria GmbH
% Ownership		14.56%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | FSH Flughafen Schwechat Hydranten Gsellschaft OG [Member]
Disclosure of subsidiaries [line items]
Registered office		Wien (Austria)
Share capital		€ 7,798,020.99
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Fuelling Aviation Services GIE
Registered office		Wien (Austria)
Country of operation		France
Share capital		€ 78,500,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Eni France Sarl [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni France Sàrl
% Ownership		25.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Fuelling Aviation Services GIE [Member]
Disclosure of subsidiaries [line items]
Registered office		Tremblay en France (France)
Share capital		€ 1
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Mediterranee Bitumes SA
Registered office		Rotterdam (Netherlands)
Country of operation		Tunisia
Share capital		€ 1,934,040					د.ت 1,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		34.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Mediterranee Bitumes SA [Member]
Disclosure of subsidiaries [line items]
Registered office		Tunisi (Tunisia)
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Routex BV
Country of operation		Netherlands
Share capital		€ 90,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		20.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Eni Mineralolh GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mineralölh.GmbH
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Routex BV [Member]
Disclosure of subsidiaries [line items]
Registered office		Amsterdam (Netherlands)
Share capital		€ 67,500
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Saraco SA
Registered office		Quito (Ecuador)
Country of operation		Switzerland
Share capital			$ 103,142.08	SFr 420,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Eni Suisse SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Suisse SA
% Ownership		20.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Saraco SA [Member]
Disclosure of subsidiaries [line items]
Registered office		Meyrin (Switzerland)
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Supermetanol CA
Registered office		Lyon (France)
Country of operation		Venezuela
Share capital		€ 56,800,000				120,867
% Equity ratio		100.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		35.42%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership	[2]	34.51%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Supermetanol CA [Member]
Disclosure of subsidiaries [line items]
Registered office		Jose Puerto La Cruz (Venezuela)
Shareholders		Supermetanol CA
% Ownership		30.07%
% Equity ratio		50.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	TBG Tanklager Betriebsgesellschaft GmbH
Registered office		Alcobendas (Spain)
Country of operation		Austria
Share capital		€ 17,299,100
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Eni Market A GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Market.A.GmbH
% Ownership		50.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | TBG Tanklager [Member]
Disclosure of subsidiaries [line items]
Registered office		Salzburg (Austria)
Share capital		€ 43,603.70
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Weat Electronic Datenservice GmbH
Registered office		Shanghai (China)
Country of operation		Germany
Share capital		€ 409,034
% Equity ratio		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member] | Eni Deutsch GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
% Ownership		20.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
[2]	Controlling interest: